Summary of Term Notes (Details) - Loan agreement with cpbf Lending Llc [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Face value of the CB BF term note	$ 6,500,000	$ 6,500,000
Debt discount, net	(129,586)	(192,911)
Carrying value of the CB BF term note	6,370,414	6,307,089
Accrued interest	289,373	186,962
Total CB BF term note and accrued interest	$ 6,659,787	$ 6,494,051